Schedule of Investments ─ IQ Merger Arbitrage ETF

January 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 93.2%
Communication Services — 7.7%
Activision Blizzard, Inc.	438,753	$33,595,317
Vantage Towers AG(a)	127,327	4,643,549

Total Communication Services		38,238,866

Consumer Discretionary — 2.1%
Diamond Resorts International, Inc.*(b)	47,422	–
iRobot Corp.*	120,010	5,400,450
Vivint Smart Home, Inc.*	428,363	5,131,789

Total Consumer Discretionary		10,532,239

Consumer Staples — 8.8%
Albertsons Cos., Inc., Class A	1,405,112	29,788,374
Devro PLC	3,588,269	13,605,984

Total Consumer Staples		43,394,358

Financials — 8.4%
Cowen, Inc., Class A	122,556	4,764,977
First Horizon Corp.	910,316	22,512,115
Home Capital Group, Inc.	139,734	4,442,250
Lakeland Bancorp, Inc.	237,693	4,580,344
Perpetual Ltd.	272,535	4,902,842

Total Financials		41,202,528

Health Care — 19.1%
1Life Healthcare, Inc.*	1,691,994	27,054,984
EMIS Group PLC	144,474	3,340,254
Epizyme, Inc.*(b)	1,957,185	39,144
Horizon Therapeutics PLC*	237,590	26,068,375
LHC Group, Inc.*	92,017	14,593,896
Opiant Pharmaceuticals, Inc.*	59,866	1,208,096
Radius Health, Inc.*(b)	177,390	14,191
Signify Health, Inc., Class A*	765,592	21,788,748

Total Health Care		94,107,688

Industrials — 17.7%
Aerojet Rocketdyne Holdings, Inc.*	310,285	17,351,137
Altra Industrial Motion Corp.	154,987	9,465,056
Atlas Air Worldwide Holdings, Inc.*	137,213	14,024,541
IAA, Inc.*	663,985	27,708,094
Maxar Technologies, Inc.	330,606	17,082,412
Tatsuta Electric Wire and Cable Co., Ltd.	326,583	1,790,563

Total Industrials		87,421,803

Information Technology — 19.8%
CONEXIO Corp.	111,322	1,635,011
Coupa Software, Inc.*	341,514	27,293,799
Evo Payments, Inc., Class A*	142,503	4,826,576
ForgeRock, Inc., Class A*	483,367	9,599,669
KnowBe4, Inc., Class A*	614,126	15,285,596
MoneyGram International, Inc.*	518,449	5,583,696
Tower Semiconductor Ltd.*	117,186	4,897,203
VMware, Inc., Class A*	232,675	28,495,707

Total Information Technology		97,617,257

Materials — 0.6%
Chr Hansen Holding A/S	41,690	3,065,065

Real Estate — 7.7%
iStar, Inc.	367,157	3,407,217
STORE Capital Corp.	1,074,652	34,614,541

Total Real Estate		38,021,758

Utilities — 1.3%
South Jersey Industries, Inc.	176,154	6,357,398

Total Common Stocks
(Cost $463,222,913)		459,958,960

Rights — 0.0%(c)
Health Care — 0.0%(c)
Supernus Pharmaceuticals, Inc., expires 12/31/24*(b)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(b)	333,265	19,996
Total Rights
(Cost $0)		39,992

Short-Term Investments — 5.8%
Money Market Funds — 5.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(d)(e)	4,539,600	4,539,600
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.30%(d)	23,869,936	23,869,936
Total Short-Term Investments
(Cost $28,409,536)		28,409,536
Total Investments — 99.0%
(Cost $491,632,449)		488,408,488
Other Assets and Liabilities, Net — 1.0%		5,091,565
Net Assets — 100.0%		$493,500,053

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,376,337; total market value of collateral held by the Fund was $4,539,600.
(b)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2023.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2023 (unaudited)

Total Return Swap contracts outstanding at January 31, 2023:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	$(2,235,607)	$–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	2/05/2025	Monthly	(2,235,607)	–
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(10,774,406)	–
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	2/05/2025	Monthly	(10,774,406)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	1-Day FEDEF - 5.93%	2/05/2025	Monthly	(5,708,279)	–
Technology Select Sector SPDR Fund	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(7,555,433)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.14%	2/05/2025	Monthly	(7,555,433)	–
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(1,657,352)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/05/2025	Monthly	(1,657,352)	–
Vanguard Real Estate ETF	Merrill Lynch	1-Day-FEDEF	2/28/2023	Monthly	(1,545,288)	–
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	2/05/2025	Monthly	(1,545,288)	–
						$–

At January 31, 2023 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g) Reflects the value at reset date of January 31, 2023.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$459,905,625	$–	$53,335	(i)	$459,958,960
Rights	–	–	39,992	(i)	39,992
Short-Term Investments:
Money Market Funds	28,409,536	–	–		28,409,536
Total Investments in Securities	488,315,161	–	93,327		488,408,488
Other Financial Instruments:(j)
Swap Contracts	–	–	–		–
Total Investments in Securities and Other Financial Instruments	$488,315,161	$–	$93,327		$488,408,488
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$–	$–	$–		$–

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	The Level 3 securities, valued in total at $93,327, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedule of Investments ─ IQ Merger Arbitrage ETF (continued)

January 31, 2023 (unaudited)

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended January 31, 2023 is as follows:

Affiliated Holdings

	Shares at 04/30/2022	Value ($) at 04/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2023	Value ($) at 01/31/2023
IQ Ultra Short Duration ETF	1	48	4,302,697	(4,275,965)	(26,780)	–	14,616	–	–	–